UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

Ladenburg Aggressive Growth Fund

Class A (LAWAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$65,599,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$157,805
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	3.4%
Fixed Income	3.8%
Equity	92.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.4%
WisdomTree U.S. Value Fund	11.0%
iShares Russell Mid-Cap Growth ETF	8.7%
Avantis U.S. Small Cap Value ETF	8.2%
Invesco S&P SmallCap Momentum ETF	6.9%
Fidelity Enhanced International ETF, USD Class	5.0%
First American Government Obligations Fund, Class X	3.4%
JPMorgan Hedged Equity Laddered Overlay ETF	2.9%
Vanguard Intermediate-Term Bond ETF	1.9%

Ladenburg Aggressive Growth Fund - Class A (LAWAX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LAWAX

Ladenburg Aggressive Growth Fund

Class C (LAWCX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$65,599,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$157,805
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	3.4%
Fixed Income	3.8%
Equity	92.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.4%
WisdomTree U.S. Value Fund	11.0%
iShares Russell Mid-Cap Growth ETF	8.7%
Avantis U.S. Small Cap Value ETF	8.2%
Invesco S&P SmallCap Momentum ETF	6.9%
Fidelity Enhanced International ETF, USD Class	5.0%
First American Government Obligations Fund, Class X	3.4%
JPMorgan Hedged Equity Laddered Overlay ETF	2.9%
Vanguard Intermediate-Term Bond ETF	1.9%

Ladenburg Aggressive Growth Fund - Class C (LAWCX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LAWCX

Ladenburg Aggressive Growth Fund

Class I (LAGIX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$65,599,652
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$157,805
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	3.4%
Fixed Income	3.8%
Equity	92.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.4%
WisdomTree U.S. Value Fund	11.0%
iShares Russell Mid-Cap Growth ETF	8.7%
Avantis U.S. Small Cap Value ETF	8.2%
Invesco S&P SmallCap Momentum ETF	6.9%
Fidelity Enhanced International ETF, USD Class	5.0%
First American Government Obligations Fund, Class X	3.4%
JPMorgan Hedged Equity Laddered Overlay ETF	2.9%
Vanguard Intermediate-Term Bond ETF	1.9%

Ladenburg Aggressive Growth Fund - Class I (LAGIX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LAGIX

Ladenburg Growth & Income Fund

Class A (LOWAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$179,083,236
Number of Portfolio Holdings	13
Advisory Fee	$443,684
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.0%
Fixed Income	29.1%
Equity	69.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.4%
Schwab U.S. Large-Cap Growth ETF	18.0%
PIMCO Active Bond ETF	9.8%
Invesco Total Return Bond ETF	6.8%
Vanguard Intermediate-Term Bond ETF	6.8%
Avantis U.S. Small Cap Value ETF	6.3%
SPDR Doubleline Total Return Tactical ETF	5.8%
WisdomTree U.S. Value Fund	5.1%
Fidelity Enhanced International ETF, USD Class	5.1%
JPMorgan Hedged Equity Laddered Overlay ETF	5.0%

Ladenburg Growth & Income Fund - Class A (LOWAX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LOWAX

Ladenburg Growth & Income Fund

Class C (LOWCX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$179,083,236
Number of Portfolio Holdings	13
Advisory Fee	$443,684
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.0%
Fixed Income	29.1%
Equity	69.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.4%
Schwab U.S. Large-Cap Growth ETF	18.0%
PIMCO Active Bond ETF	9.8%
Invesco Total Return Bond ETF	6.8%
Vanguard Intermediate-Term Bond ETF	6.8%
Avantis U.S. Small Cap Value ETF	6.3%
SPDR Doubleline Total Return Tactical ETF	5.8%
WisdomTree U.S. Value Fund	5.1%
Fidelity Enhanced International ETF, USD Class	5.1%
JPMorgan Hedged Equity Laddered Overlay ETF	5.0%

Ladenburg Growth & Income Fund - Class C (LOWCX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LOWCX

Ladenburg Growth & Income Fund

Class I (LOWIX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$179,083,236
Number of Portfolio Holdings	13
Advisory Fee	$443,684
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.0%
Fixed Income	29.1%
Equity	69.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.4%
Schwab U.S. Large-Cap Growth ETF	18.0%
PIMCO Active Bond ETF	9.8%
Invesco Total Return Bond ETF	6.8%
Vanguard Intermediate-Term Bond ETF	6.8%
Avantis U.S. Small Cap Value ETF	6.3%
SPDR Doubleline Total Return Tactical ETF	5.8%
WisdomTree U.S. Value Fund	5.1%
Fidelity Enhanced International ETF, USD Class	5.1%
JPMorgan Hedged Equity Laddered Overlay ETF	5.0%

Ladenburg Growth & Income Fund - Class I (LOWIX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LOWIX

Ladenburg Growth Fund

Class A (LGWAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$132,949,208
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$323,702
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	12.4%
Equity	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	22.5%
WisdomTree U.S. Value Fund	9.1%
Avantis U.S. Small Cap Value ETF	7.2%
iShares Russell Mid-Cap Growth ETF	5.8%
Fidelity Enhanced International ETF, USD Class	5.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.9%
Invesco S&P SmallCap Momentum ETF	4.8%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.8%

Ladenburg Growth Fund - Class A (LGWAX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LGWAX

Ladenburg Growth Fund

Class C (LGWCX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$132,949,208
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$323,702
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	12.4%
Equity	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	22.5%
WisdomTree U.S. Value Fund	9.1%
Avantis U.S. Small Cap Value ETF	7.2%
iShares Russell Mid-Cap Growth ETF	5.8%
Fidelity Enhanced International ETF, USD Class	5.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.9%
Invesco S&P SmallCap Momentum ETF	4.8%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.8%

Ladenburg Growth Fund - Class C (LGWCX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LGWCX

Ladenburg Growth Fund

Class I (LGWIX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$132,949,208
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$323,702
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	12.4%
Equity	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	22.5%
WisdomTree U.S. Value Fund	9.1%
Avantis U.S. Small Cap Value ETF	7.2%
iShares Russell Mid-Cap Growth ETF	5.8%
Fidelity Enhanced International ETF, USD Class	5.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.9%
Invesco S&P SmallCap Momentum ETF	4.8%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.8%

Ladenburg Growth Fund - Class I (LGWIX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LGWIX

Ladenburg Income & Growth Fund

Class A (LNOAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$61,826,909
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$153,403
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	48.4%
Equity	49.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.5%
Schwab U.S. Large-Cap Value ETF	15.1%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.7%
Invesco Total Return Bond ETF	10.6%
SPDR Doubleline Total Return Tactical ETF	9.6%
Fidelity Enhanced International ETF, USD Class	5.1%
Avantis U.S. Small Cap Value ETF	4.1%
WisdomTree U.S. Value Fund	4.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.0%

Ladenburg Income & Growth Fund - Class A (LNOAX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LNOAX

Ladenburg Income & Growth Fund

Class C (LNOCX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$61,826,909
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$153,403
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	48.4%
Equity	49.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.5%
Schwab U.S. Large-Cap Value ETF	15.1%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.7%
Invesco Total Return Bond ETF	10.6%
SPDR Doubleline Total Return Tactical ETF	9.6%
Fidelity Enhanced International ETF, USD Class	5.1%
Avantis U.S. Small Cap Value ETF	4.1%
WisdomTree U.S. Value Fund	4.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.0%

Ladenburg Income & Growth Fund - Class C (LNOCX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LNOCX

Ladenburg Income & Growth Fund

Class I (LNOIX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$61,826,909
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$153,403
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.4%
Fixed Income	48.4%
Equity	49.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.5%
Schwab U.S. Large-Cap Value ETF	15.1%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.7%
Invesco Total Return Bond ETF	10.6%
SPDR Doubleline Total Return Tactical ETF	9.6%
Fidelity Enhanced International ETF, USD Class	5.1%
Avantis U.S. Small Cap Value ETF	4.1%
WisdomTree U.S. Value Fund	4.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.0%

Ladenburg Income & Growth Fund - Class I (LNOIX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LNOIX

Ladenburg Income Fund

Class A (LNCAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$10,009,340
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Equity	30.8%
Fixed Income	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	22.0%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.0%
Schwab U.S. Large-Cap Growth ETF	6.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.2%
Fidelity Enhanced International ETF, USD Class	3.2%
Invesco S&P SmallCap Momentum ETF	2.1%
Avantis U.S. Small Cap Value ETF	2.1%

Ladenburg Income Fund - Class A (LNCAX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LNCAX

Ladenburg Income Fund

Class C (LNCCX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$10,009,340
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Equity	30.8%
Fixed Income	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	22.0%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.0%
Schwab U.S. Large-Cap Growth ETF	6.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.2%
Fidelity Enhanced International ETF, USD Class	3.2%
Invesco S&P SmallCap Momentum ETF	2.1%
Avantis U.S. Small Cap Value ETF	2.1%

Ladenburg Income Fund - Class C (LNCCX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LNCCX

Ladenburg Income Fund

Class I (LNCIX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$10,009,340
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.0%
Equity	30.8%
Fixed Income	68.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	22.0%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.0%
Schwab U.S. Large-Cap Growth ETF	6.0%
JPMorgan Hedged Equity Laddered Overlay ETF	4.2%
Fidelity Enhanced International ETF, USD Class	3.2%
Invesco S&P SmallCap Momentum ETF	2.1%
Avantis U.S. Small Cap Value ETF	2.1%

Ladenburg Income Fund - Class I (LNCIX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-LNCIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Semi-Annual Financial Statements and

Additional Information

December 31, 2025

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 30.8%
2,094	Avantis U.S. Small Cap Value ETF	$213,546
8,755	Fidelity Enhanced International ETF, USD Class	320,258
2,972	Invesco S&P SmallCap Momentum ETF	214,014
1,491	iShares Russell Mid-Cap Growth ETF	204,178
6,273	JPMorgan Hedged Equity Laddered Overlay ETF	416,715
18,444	Schwab U.S. Large-Cap Growth ETF	601,643
30,462	Schwab U.S. Large-Cap Value ETF	901,980
2,260	WisdomTree U.S. Value Fund	210,858
		3,083,192
	FIXED INCOME - 68.0%
27,695	Invesco Total Return Bond ETF	1,313,297
23,621	PIMCO Active Bond ETF	2,198,642
37,225	SPDR Doubleline Total Return Tactical ETF	1,498,306
23,087	Vanguard Intermediate-Term Bond ETF	1,798,016
		6,808,261

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,552,214)	9,891,453

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
98,809	First American Government Obligations Fund, Class X, 3.64% (Cost $98,809)(a)	98,809

	TOTAL INVESTMENTS - 99.8% (Cost $9,651,023)	$9,990,262
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	19,078
	NET ASSETS - 100.0%	$10,009,340

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.6%
	EQUITY - 49.2%
25,224	Avantis U.S. Small Cap Value ETF	$2,572,344
85,927	Fidelity Enhanced International ETF, USD Class	3,143,210
17,151	Invesco S&P SmallCap Momentum ETF	1,235,044
13,401	iShares Russell Mid-Cap Growth ETF	1,835,133
36,945	JPMorgan Hedged Equity Laddered Overlay ETF	2,454,256
225,204	Schwab U.S. Large-Cap Growth ETF	7,346,154
316,296	Schwab U.S. Large-Cap Value ETF	9,365,524
26,388	WisdomTree U.S. Value Fund	2,462,000
		30,413,665
	FIXED INCOME - 48.4%
138,159	Invesco Total Return Bond ETF	6,551,500
116,075	PIMCO Active Bond ETF	10,804,261
147,225	SPDR Doubleline Total Return Tactical ETF	5,925,806
85,149	Vanguard Intermediate-Term Bond ETF	6,631,405
		29,912,972

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,682,845)	60,326,637

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
1,493,295	First American Government Obligations Fund, Class X, 3.64% (Cost $1,493,295)(a)	1,493,295

	TOTAL INVESTMENTS - 100.0% (Cost $54,176,140)	$61,819,932
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	6,977
	NET ASSETS - 100.0%	$61,826,909

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 70.0%
111,316	Avantis U.S. Small Cap Value ETF	$11,352,006
251,002	Fidelity Enhanced International ETF, USD Class	9,181,653
123,391	Invesco S&P SmallCap Momentum ETF	8,885,386
52,066	iShares Russell Mid-Cap Growth ETF	7,129,918
134,901	JPMorgan Hedged Equity Laddered Overlay ETF	8,961,473
986,769	Schwab U.S. Large-Cap Growth ETF	32,188,405
1,293,111	Schwab U.S. Large-Cap Value ETF	38,289,017
99,009	WisdomTree U.S. Value Fund	9,237,540
		125,225,398
	FIXED INCOME - 29.1%
256,868	Invesco Total Return Bond ETF	12,180,681
187,325	PIMCO Active Bond ETF	17,436,210
258,334	SPDR Doubleline Total Return Tactical ETF	10,397,944
156,339	Vanguard Intermediate-Term Bond ETF	12,175,681
		52,190,516

	TOTAL EXCHANGE-TRADED FUNDS (Cost $139,391,615)	177,415,914

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
1,780,647	First American Government Obligations Fund, Class X, 3.64% (Cost $1,780,647)(a)	1,780,647

	TOTAL INVESTMENTS - 100.1% (Cost $141,172,262)	$179,196,561
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(113,325)
	NET ASSETS - 100.0%	$179,083,236

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.6%
	EQUITY - 85.2%
93,806	Avantis U.S. Small Cap Value ETF	$9,566,336
182,600	Fidelity Enhanced International ETF, USD Class	6,679,508
89,365	Invesco S&P SmallCap Momentum ETF	6,435,174
56,816	iShares Russell Mid-Cap Growth ETF	7,780,383
98,138	JPMorgan Hedged Equity Laddered Overlay ETF	6,519,307
917,267	Schwab U.S. Large-Cap Growth ETF	29,921,250
1,160,791	Schwab U.S. Large-Cap Value ETF	34,371,022
129,328	WisdomTree U.S. Value Fund	12,066,302
		113,339,282
	FIXED INCOME - 12.4%
134,002	Invesco Total Return Bond ETF	6,354,375
54,693	PIMCO Active Bond ETF	5,090,824
65,174	Vanguard Intermediate-Term Bond ETF	5,075,750
		16,520,949

	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,325,685)	129,860,231

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
3,124,899	First American Government Obligations Fund, Class X, 3.64% (Cost $3,124,899)(a)	3,124,899

	TOTAL INVESTMENTS - 100.0% (Cost $99,450,584)	$132,985,130
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(35,922)
	NET ASSETS - 100.0%	$132,949,208

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.7%
	EQUITY - 92.9%
52,476	Avantis U.S. Small Cap Value ETF	$5,351,502
89,827	Fidelity Enhanced International ETF, USD Class	3,285,872
62,480	Invesco S&P SmallCap Momentum ETF	4,499,185
41,924	iShares Russell Mid-Cap Growth ETF	5,741,073
28,966	JPMorgan Hedged Equity Laddered Overlay ETF	1,924,211
470,850	Schwab U.S. Large-Cap Growth ETF	15,359,127
592,848	Schwab U.S. Large-Cap Value ETF	17,554,229
77,156	WisdomTree U.S. Value Fund	7,198,655
		60,913,854
	FIXED INCOME - 3.8%
26,412	Invesco Total Return Bond ETF	1,252,457
16,336	Vanguard Intermediate-Term Bond ETF	1,272,247
		2,524,704

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,921,667)	63,438,558

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.4%
	MONEY MARKET FUND - 3.4%
2,201,998	First American Government Obligations Fund, Class X, 3.64% (Cost $2,201,998)(a)	2,201,998

	TOTAL INVESTMENTS - 100.1% (Cost $49,123,665)	$65,640,556
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(40,904)
	NET ASSETS - 100.0%	$65,599,652

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

			Ladenburg		Ladenburg			Ladenburg
	Ladenburg		Income &		Growth &		Ladenburg	Aggressive
	Income		Growth		Income		Growth	Growth
	Fund		Fund		Fund		Fund	Fund
Assets:
Investments in Securities at Cost	$9,651,023		$54,176,140		$141,172,262		$99,450,584	$49,123,665
Investments in Securities at Value	$9,990,262		$61,819,932		$179,196,561		$132,985,130	$65,640,556
Due from Advisor	4,690		—		—		—	—
Receivable for Fund Shares Sold	9,868		28,451		41,549		110,067	20,950
Dividends and Interest Receivable	9,741		52,295		84,863		31,972	7,955
Prepaid Expenses and Other Assets	19,847		16,181		24,374		13,020	21,067
Total Assets	10,034,408		61,916,859		179,347,347		133,140,189	65,690,528

Liabilities:
Redemptions Payable	3,814		9,529		66,285		39,706	14,528
Payable to Related Parties	5,953		13,388		32,623		37,147	13,022
Accrued Advisory Fees	—		51,166		149,294		109,237	60,997
Accrued Distribution Fees	61		185		391		180	192
Accrued Expenses and Other Liabilities	15,240		15,682		15,518		4,711	2,137
Total Liabilities	25,068		89,950		264,111		190,981	90,876

Net Assets	$10,009,340		$61,826,909		$179,083,236		$132,949,208	$65,599,652

Composition of Net Assets:
At December 31, 2025, Net Assets consisted of:
Paid-in-Capital	$9,613,702		$53,402,799		$139,369,795		$97,633,803	$48,442,848
Accumulated Earnings	395,638		8,424,110		39,713,441		35,315,405	17,156,804
Net Assets	$10,009,340		$61,826,909		$179,083,236		$132,949,208	$65,599,652

Class A Net Assets	$256,250		$410,054		$1,856,611		$601,283	$757,286
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	23,173		31,812		124,377		33,842	37,755
Net Asset Value and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.06		$12.89		$14.93		$17.77	$20.06
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.64		$13.57		$15.72		$18.71	$21.12

Class C Net Assets	13		$115,873		$4,682		$48,402	$11,056
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1		9,260		326		2,787	582
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.90	(b)	12.51	(b)	$14.34	(b)	$17.36	$18.98	(b)

Class I Net Assets	$9,753,077		$61,300,982		$177,221,943		$132,299,523	$64,831,310
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	889,357		4,751,298		11,811,751		7,499,304	3,307,339
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.97		$12.90		$15.00		$17.64	$19.60

(a)	On investments of $50,000 or more, the offering price is reduced. See Note 1 in the Notes to Financial Statements.

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$213,317	$1,046,241	$2,275,133	$1,184,251	$457,347
Interest Income	2,756	16,900	31,066	24,737	30,834
Total Investment Income	216,073	1,063,141	2,306,199	1,208,988	488,181

Expenses:
Investment Advisory Fees	25,714	153,587	443,684	323,719	157,914
Distribution Fees - Class A	325	469	2,309	727	904
Distribution Fees - Class C	—	572	23	247	51
Administration Fees	12,951	22,686	56,603	52,311	24,723
Registration & Filing Fees	12,087	13,349	17,294	19,732	15,421
Audit Fees	8,269	8,747	8,453	8,454	8,697
Trustees’ Fees	7,741	7,966	15,819	7,956	8,210
Third Party Administrative Services Fees	4,104	21,441	61,975	38,876	18,815
Chief Compliance Officer Fees	3,063	4,652	7,863	12,471	4,507
Legal Fees	2,501	3,746	8,571	4,683	4,889
Custody Fees	2,175	2,299	2,903	3,430	2,245
Transfer Agent Fees	1,901	8,746	18,729	13,948	8,294
Insurance Expense	1,463	2,046	247	2,568	2,169
Miscellaneous Expenses	1,354	1,369	309	1,646	2,025
Printing Expense	763	2,754	9,091	6,869	3,988
Total Expenses	84,411	254,429	653,873	497,637	262,852
Less: Expenses Waived/Reimbursed by the Advisor	(40,505)	(184)	—	(17)	(109)
Net Expenses	43,906	254,245	653,873	497,620	262,743
Net Investment Income	172,167	808,896	1,652,326	711,368	225,438

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	160,831	934,681	2,440,209	2,977,377	661,362
Net Change in Unrealized Appreciation on Investments	158,634	1,745,208	7,662,603	5,818,830	3,739,467
Net Realized and Unrealized Gain on Investments	319,465	2,679,889	10,102,812	8,796,207	4,400,829

Net Increase in Net Assets Resulting From Operations	$491,632	$3,488,785	$11,755,138	$9,507,575	$4,626,267

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$172,167	$301,289
Net Realized Gain on Investments	160,831	553,383
Net Change in Unrealized Appreciation on Investments	158,634	122,668
Net Increase in Net Assets Resulting From Operations	491,632	977,340

Distributions to Shareholders:
Total Distributions Paid
Class A	(5,829)	(12,798)
Class C	—	—
Class I	(236,221)	(521,110)
Net Decrease in Net Assets from Distributions to Shareholders	(242,050)	(533,908)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	43
Distributions Reinvested	4,763	12,421
Payment for Shares Redeemed	(11,728)	(72,637)
Class C
Distributions Reinvested	—	—
Payment for Shares Redeemed	—	(16,952)
Class I
Proceeds from Shares Issued	918,562	2,030,105
Distributions Reinvested	211,210	474,520
Payment for Shares Redeemed	(1,558,889)	(3,926,974)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(436,082)	(1,499,474)

Total Decrease in Net Assets	(186,500)	(1,056,042)

Net Assets:
Beginning of Period	10,195,840	11,251,882
End of Period	$10,009,340	$10,195,840

Share Activity
Class A
Shares Sold	—	—
Shares Reinvested	429	1,168
Shares Redeemed	(1,065)	(6,686)
Net Decrease in Shares of Beneficial Interest Outstanding	(636)	(5,518)

Class C
Shares Reinvested	—	—
Shares Redeemed	—	(1,638)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	—	(1,638)

Class I
Shares Sold	84,067	189,236
Shares Reinvested	19,222	44,957
Shares Redeemed	(142,178)	(366,975)
Net Decrease in Shares of Beneficial Interest Outstanding	(38,889)	(132,782)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$808,896	$1,318,208
Net Realized Gain on Investments	934,681	4,744,763
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,745,208	(802,743)
Net Increase in Net Assets Resulting From Operations	3,488,785	5,260,228

Distributions to Shareholders:
Total Distributions Paid
Class A	(10,928)	(29,544)
Class C	(2,918)	(9,033)
Class I	(1,742,288)	(5,470,630)
Net Decrease in Net Assets from Distributions to Shareholders	(1,756,134)	(5,509,207)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	85,723	9
Distributions Reinvested	10,928	29,544
Payment for Shares Redeemed	(4,898)	(478,554)
Class C
Proceeds from Shares Issued	—	3
Distributions Reinvested	2,918	9,033
Class I
Proceeds from Shares Issued	5,753,511	10,132,579
Distributions Reinvested	1,614,390	4,994,693
Payment for Shares Redeemed	(7,305,422)	(15,930,899)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	157,150	(1,243,592)

Total Increase (Decrease) in Net Assets	1,889,801	(1,492,571)

Net Assets:
Beginning of Period	59,937,108	61,429,679
End of Period	$61,826,909	$59,937,108

Share Activity
Class A
Shares Sold	6,688	—
Shares Reinvested	843	2,382
Shares Redeemed	(379)	(35,548)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	7,152	(33,166)

Class C
Shares Reinvested	232	755
Net Increase in Shares of Beneficial Interest Outstanding	232	755

Class I
Shares Sold	443,658	802,821
Shares Reinvested	124,343	404,192
Shares Redeemed	(565,121)	(1,245,899)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,880	(38,886)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$1,652,326	$2,714,618
Net Realized Gain on Investments	2,440,209	12,972,315
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,662,603	(438,255)
Net Increase in Net Assets Resulting From Operations	11,755,138	15,248,678

Distributions to Shareholders:
Total Distributions Paid
Class A	(55,402)	(106,802)
Class C	(130)	(355)
Class I	(5,452,211)	(14,583,070)
Net Decrease in Net Assets from Distributions to Shareholders	(5,507,743)	(14,690,227)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	571	528,991
Distributions Reinvested	36,861	100,355
Payment for Shares Redeemed	(13,087)	(59,211)
Class C
Proceeds from Shares Issued	—	200
Distributions Reinvested	129	350
Payment for Shares Redeemed	(70)	(20,123)
Class I
Proceeds from Shares Issued	14,098,108	33,713,565
Distributions Reinvested	5,026,940	13,274,567
Payment for Shares Redeemed	(15,936,445)	(44,032,163)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	3,213,007	3,506,531

Total Increase in Net Assets	9,460,402	4,064,982

Net Assets:
Beginning of Period	169,622,834	165,557,852
End of Period	$179,083,236	$169,622,834

Share Activity
Class A
Shares Sold	37	37,763
Shares Reinvested	2,446	7,117
Shares Redeemed	(883)	(4,147)
Net Increase in Shares of Beneficial Interest Outstanding	1,600	40,733

Class C
Shares Sold	—	14
Shares Reinvested	9	26
Shares Redeemed	(5)	(1,431)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	4	(1,391)

Class I
Shares Sold	939,685	2,325,498
Shares Reinvested	331,814	935,920
Shares Redeemed	(1,062,133)	(3,017,314)
Net Increase in Shares of Beneficial Interest Outstanding	209,366	244,104

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$711,368	$1,113,765
Net Realized Gain on Investments	2,977,377	13,813,649
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,818,830	(2,259,211)
Net Increase in Net Assets Resulting From Operations	9,507,575	12,668,203

Distributions to Shareholders:
Total Distributions Paid
Class A	(25,034)	(47,185)
Class C	(1,720)	(5,311)
Class I	(5,786,912)	(11,658,079)
Net Decrease in Net Assets from Distributions to Shareholders	(5,813,666)	(11,710,575)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	29,119	39,091
Distributions Reinvested	24,789	47,185
Payments for Shares Redeemed	(10,050)	(50,352)
Class C
Proceeds from Shares Issued	—	1
Distributions Reinvested	1,536	3,708
Payments for Shares Redeemed	(2,421)	(14,536)
Class I
Proceeds from Shares Issued	17,213,191	31,045,312
Distributions Reinvested	5,210,089	10,446,990
Payments for Shares Redeemed	(15,909,119)	(43,395,402)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	6,557,134	(1,878,003)

Total Increase in Net Assets	10,251,043	(920,375)

Net Assets:
Beginning of Period	122,698,165	123,618,540
End of Period	$132,949,208	$122,698,165

Share Activity
Class A
Shares Sold	1,591	2,323
Shares Reinvested	1,379	2,812
Shares Redeemed	(555)	(2,868)
Net Increase in Shares of Beneficial Interest Outstanding	2,415	2,267

Class C
Shares Sold	—	—
Shares Reinvested	87	225
Shares Redeemed	(136)	(871)
Net Decrease in Shares of Beneficial Interest Outstanding	(49)	(646)

Class I
Shares Sold	960,393	1,806,585
Shares Reinvested	291,718	627,070
Shares Redeemed	(891,084)	(2,506,593)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	361,027	(72,938)

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$225,438	$377,233
Net Realized Gain on Investments	661,362	6,912,668
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,739,467	(1,215,387)
Net Increase in Net Assets Resulting From Operations	4,626,267	6,074,514

Distributions to Shareholders:
Total Distributions Paid
Class A	(34,306)	(37,131)
Class C	(493)	(496)
Class I	(3,182,149)	(4,259,611)
Net Decrease in Net Assets from Distributions to Shareholders	(3,216,948)	(4,297,238)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	34,442	247,153
Distributions Reinvested	34,306	37,131
Payment for Shares Redeemed	(14,444)	(28,684)
Class C
Proceeds from Shares Issued	1,614	3,228
Distributions Reinvested	493	496
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	7,526,755	12,962,841
Distributions Reinvested	2,904,744	3,806,412
Payment for Shares Redeemed	(4,413,805)	(16,754,901)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	6,074,105	273,676

Total Increase in Net Assets	7,483,424	2,050,952

Net Assets:
Beginning of Period	58,116,228	56,065,276
End of Period	$65,599,652	$58,116,228

Share Activity
Class A
Shares Sold	1,696	13,146
Shares Reinvested	1,687	1,942
Shares Redeemed	(725)	(1,572)
Net Increase in Shares of Beneficial Interest Outstanding	2,658	13,516

Class C
Shares Sold	82	177
Shares Reinvested	26	27
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	108	204

Class I
Shares Sold	376,108	686,868
Shares Reinvested	146,187	203,443
Shares Redeemed	(220,367)	(862,925)
Net Increase in Shares of Beneficial Interest Outstanding	301,928	27,386

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79		$10.37	$10.07	$9.85	$11.78	$10.99
Activity From Operations:
Net investment income (a)(d)	0.18		0.28	0.24	0.22	0.13	0.11
Net gain (loss) from securities (both realized and unrealized)	0.34		0.64	0.29	0.21	(1.41)	0.79
Total from operations	0.52		0.92	0.53	0.43	(1.28)	0.90

Distributions to shareholders from:
Net investment income	(0.19)		(0.27)	(0.23)	(0.21)	(0.12)	(0.11)
Realized gains	(0.06)		(0.23)	—	—	(0.53)	—
Total distributions	(0.25)		(0.50)	(0.23)	(0.21)	(0.65)	(0.11)

Net Asset Value, End of Period	$11.06		$10.79	$10.37	$10.07	$9.85	$11.78

Total Return (b)	4.84	% (f)	9.05%	5.32%	4.45%	(11.52)%	8.24%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$256		$257	$304	$385	$324	$390
Ratio of expenses to average net assets,
before reimbursement (c)	1.87	% (e)	1.94%	1.95%	1.78%	1.65%	1.60%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	3.22	% (e)	2.62%	2.42%	2.19%	1.13%	0.97%
Portfolio turnover rate	3.35	% (f)	29.08%	6.81%	34.51%	24.84%	29.04%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.23	$9.94	$9.73	$11.67	$10.90
Activity From Operations:
Net investment income (a)(d)	0.25		0.58	0.17	0.14	0.04	0.02
Net gain (loss) from securities (both realized and unrealized)	0.15		0.13	0.27	0.21	(1.39)	0.79
Total from operations	0.40		0.71	0.44	0.35	(1.35)	0.81

Distributions to shareholders from:
Net investment income	(0.08)		(0.07)	(0.15)	(0.14)	(0.06)	(0.04)
Realized gains	(0.06)		(0.23)	—	—	(0.53)	—
Total distributions	(0.14)		(0.30)	(0.15)	(0.14)	(0.59)	(0.04)

Net Asset Value, End of Period	$10.90		$10.64	$10.23	$9.94	$9.73	$11.67

Total Return (b)	3.77	% (f)	7.03%	4.52%	3.68%	(12.19)%	7.46%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$0		$0	$17	$16	$15	$37
Ratio of expenses to average net assets,
before reimbursement (c)	2.54	% (e)	2.84%	2.69%	2.54%	2.40%	2.36%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	4.54	% (e)	5.60%	1.70%	1.48%	0.32%	0.18%
Portfolio turnover rate	3.35	% (f)	29.08%	6.81%	34.51%	24.84%	29.04%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.71		$10.30	$10.01	$9.80	$11.74	$10.96
Activity From Operations:
Net investment income (a)(d)	0.18		0.30	0.26	0.23	0.14	0.13
Net gain (loss) from securities (both realized and unrealized)	0.35		0.64	0.28	0.21	(1.41)	0.79
Total from operations	0.53		0.94	0.54	0.44	(1.27)	0.92

Distributions to shareholders from:
Net investment income	(0.21)		(0.30)	(0.25)	(0.23)	(0.14)	(0.14)
Realized gains	(0.06)		(0.23)	—	—	(0.53)	—
Total distributions	(0.27)		(0.53)	(0.25)	(0.23)	(0.67)	(0.14)

Net Asset Value, End of Period	$10.97		$10.71	$10.30	$10.01	$9.80	$11.74

Total Return (b)	4.92	% (f)	9.27%	5.51%	4.62%	(11.46)%	8.45%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9,753		$9,939	$10,931	$10,667	$11,379	$14,164
Ratio of expenses to average net assets,
before reimbursement (c)	1.64	% (e)	1.68%	1.69%	1.53%	1.40%	1.35%
net of reimbursement (c)	0.85	% (e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	3.35	% (e)	2.78%	2.59%	2.37%	1.29%	1.10%
Portfolio turnover rate	3.35	% (f)	29.08%	6.81%	34.51%	24.84%	29.04%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.52		$12.63	$11.83	$11.28	$13.10	$11.36
Activity From Operations:
Net investment income (a)(d)	0.16		0.26	0.22	0.21	0.11	0.10
Net gain (loss) from securities (both realized and unrealized)	0.57		0.79	0.78	0.64	(1.70)	1.74
Total from operations	0.73		1.05	1.00	0.85	(1.59)	1.84

Distributions to shareholders from:
Net investment income	(0.18)		(0.25)	(0.20)	(0.20)	(0.11)	(0.10)
Realized gains	(0.18)		(0.91)	—	(0.10)	(0.12)	—
Total distributions	(0.36)		(1.16)	(0.20)	(0.30)	(0.23)	(0.10)

Net Asset Value, End of Period	$12.89		12.52	$12.63	$11.83	$11.28	$13.10

Total Return (b)	5.81	% (h)	8.63%	8.54%	7.71%	(12.42)%	16.21%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$410		$309	$730	$1,114	$1,088	$1,086
Ratio of expenses to average net assets,
before reimbursement (c)	1.05	% (g)	1.15%	1.14%	1.11%	1.10%	1.11%
net of reimbursement (c)	1.00	% (g)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.49	% (g)	2.02%	1.87%	1.84%	0.89%	0.78%
Portfolio turnover rate	5.58	% (h)	33.14%	11.39%	28.66%	23.04%	16.60%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.17		$12.33	$11.58	$11.04	$12.91	$11.24
Activity From Operations:
Net investment income (a)(d)	0.11		0.16	0.13	0.14	— (f)	—
Net gain (loss) from securities (both realized and unrealized)	0.55		0.76	0.76	0.61	(1.71)	1.73
Total from operations	0.66		0.92	0.89	0.75	(1.71)	1.73

Distributions to shareholders from:
Net investment income	(0.14)		(0.17)	(0.14)	(0.11)	(0.04)	(0.06)
Realized gains	(0.18)		(0.91)	—	(0.10)	(0.12)	—
Total distributions	(0.32)		(1.08)	(0.14)	(0.21)	(0.16)	(0.06)

Net Asset Value, End of Period	$12.51		$12.17	$12.33	$11.58	$11.04	$12.91

Total Return (b)	5.43	% (h)	7.71%	7.75%	6.91%	(13.44)%	15.40%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$116		$110	$102	$95	$0 (e)	$18
Ratio of expenses to average net assets,
before reimbursement (c)	1.75	% (g)	1.90%	1.89%	1.86%	1.84%	1.87%
net of reimbursement (c)	1.75	% (g)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.71	% (g)	1.28%	1.15%	1.22%	0.01%	0.02%
Portfolio turnover rate	5.58	% (h)	33.14%	11.39%	28.66%	23.04%	16.60%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.53		$12.66	$11.87	$11.33	$13.16	$11.42
Activity From Operations:
Net investment income (a)(d)	0.17		0.28	0.25	0.23	0.13	0.11
Net gain (loss) from securities (both realized and unrealized)	0.57		0.78	0.77	0.64	(1.71)	1.75
Total from operations	0.74		1.06	1.02	0.87	(1.58)	1.86

Distributions to shareholders from:
Net investment income	(0.19)		(0.28)	(0.23)	(0.23)	(0.13)	(0.12)
Realized gains	(0.18)		(0.91)	—	(0.10)	(0.12)	—
Total distributions	(0.37)		(1.19)	(0.23)	(0.33)	(0.25)	(0.12)

Net Asset Value, End of Period	$12.90		$12.53	$12.66	$11.87	$11.33	$13.16

Total Return (b)	5.93	% (f)	8.70%	8.70%	7.84%	(12.26)%	16.39%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$61,301		$59,518	$60,598	$60,981	$54,735	$62,953
Ratio of expenses to average net assets,
before reimbursement (c)	0.82	% (e)	0.90%	0.89%	0.86%	0.84%	0.87%
net of reimbursement (c)	0.82	% (e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	2.64	% (e)	2.18%	2.04%	1.98%	1.04%	0.92%
Portfolio turnover rate	5.58	% (f)	33.14%	11.39%	28.66%	23.04%	16.60%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$14.39		$14.40	$13.34	$12.33	$14.75	$12.00
Activity From Operations:
Net investment income (a)(d)	0.12		0.21	0.19	0.18	0.07	0.07
Net gain (loss) from securities (both realized and unrealized)	0.87		1.07	1.29	1.14	(2.06)	2.77
Total from operations	0.99		1.28	1.48	1.32	(1.99)	2.84

Distributions to shareholders from:
Net investment income	(0.16)		(0.20)	(0.16)	(0.18)	(0.08)	(0.09)
Realized gains	(0.29)		(1.09)	(0.26)	(0.13)	(0.35)	—
Total distributions	(0.45)		(1.29)	(0.42)	(0.31)	(0.43)	(0.09)

Net Asset Value, End of Period	$14.93		$14.39	$14.40	$13.34	$12.33	$14.75

Total Return (b)	6.88	% (g)	9.15%	11.31%	10.88%	(13.95)%	23.78%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,857		$1,767	$1,182	$1,205	$1,134	$2,057
Ratio of expenses to average net assets,
before reimbursement (c)	0.95	% (f)	1.03%	1.00%	1.03%	1.01%	1.02%
net of reimbursement (c)	0.95	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.64	% (f)	1.44%	1.38%	1.40%	0.51%	0.53%
Portfolio turnover rate	6.25	% (g)	37.86%	12.93%	22.91%	24.02%	21.02%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$13.85		$13.91	$12.94	$12.00	$14.42	$11.78
Activity From Operations:
Net investment income (a)(d)	0.07		0.08	0.08	0.08	(0.05)	— (e)
Net gain (loss) from securities (both realized and unrealized)	0.83		1.06	1.25	1.11	(1.99)	2.68
Total from operations	0.90		1.14	1.33	1.19	(2.04)	2.68

Distributions to shareholders from:
Net investment income	(0.12)		(0.11)	(0.10)	(0.12)	(0.03)	(0.04)
Realized gains	(0.29)		(1.09)	(0.26)	(0.13)	(0.35)	—
Total distributions	(0.41)		(1.20)	(0.36)	(0.25)	(0.38)	(0.04)

Net Asset Value, End of Period	$14.34		$13.85	$13.91	$12.94	$12.00	$14.42

Total Return (b)	6.45	% (g)	8.37%	10.41%	10.07%	(14.59)%	22.76%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$5		$4	$24	$19	$13	$50
Ratio of expenses to average net assets,
before reimbursement (c)	1.70	% (f)	1.82%	1.75%	1.78%	1.76%	1.77%
net of reimbursement (c)	1.70	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.90	% (f)	0.55%	0.64%	0.66%	(0.37)%	(0.03)%
Portfolio turnover rate	6.25	% (g)	37.86%	12.93%	22.91%	24.02%	21.02%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$14.47		$14.47	$13.40	$12.38	$14.80	$12.03
Activity From Operations:
Net investment income (a)(d)	0.14		0.24	0.22	0.21	0.12	0.11
Net gain (loss) from securities (both realized and unrealized)	0.86		1.08	1.30	1.14	(2.08)	2.77
Total from operations	1.00		1.32	1.52	1.35	(1.96)	2.88

Distributions to shareholders from:
Net investment income	(0.18)		(0.23)	(0.19)	(0.20)	(0.11)	(0.11)
Realized gains	(0.29)		(1.09)	(0.26)	(0.13)	(0.35)	—
Total distributions	(0.47)		(1.32)	(0.45)	(0.33)	(0.46)	(0.11)

Net Asset Value, End of Period	$15.00		$14.47	$14.47	$13.40	$12.38	$14.80

Total Return (b)	6.90	% (f)	9.42%	11.59%	11.14%	(13.74)%	24.05%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$177,222		$167,851	$164,352	$155,349	$150,031	$175,019
Ratio of expenses to average net assets,
before reimbursement (c)	0.73	% (e)	0.79%	0.75%	0.78%	0.76%	0.77%
net of reimbursement (c)	0.73	% (e)	0.79%	0.75%	0.78%	0.76%	0.77%
Ratio of net investment income to average net assets (c)(d)	1.86	% (e)	1.62%	1.63%	1.61%	0.80%	0.78%
Portfolio turnover rate	6.25	% (f)	37.86%	12.93%	22.91%	24.02%	21.02%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.21		$17.14	$15.48	$13.67	$16.60	$12.64
Activity From Operations:
Net investment income (a)(d)	0.08		0.13	0.13	0.13	0.06	0.05
Net gain (loss) from securities (both realized and unrealized)	1.25		1.66	2.04	1.78	(2.62)	3.95
Total from operations	1.33		1.79	2.17	1.91	(2.56)	4.00

Distributions to shareholders from:
Net investment income	(0.13)		(0.12)	(0.12)	(0.06)	(0.04)	(0.04)
Realized gains	(0.64)		(1.60)	(0.39)	(0.04)	(0.33)	—
Total distributions	(0.77)		(1.72)	(0.51)	(0.10)	(0.37)	(0.04)

Net Asset Value, End of Period	$17.77		$17.21	$17.14	$15.48	$13.67	$16.60

Total Return (b)	7.68	% (f)	10.67%	14.25%	14.08%	(15.85)%	31.70%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$601		$541	$500	$718	$642	$618
Ratio of expenses to average net assets,
before reimbursement (c)	0.98	% (e)	1.06%	1.06%	1.08%	1.04%	1.06%
net of reimbursement (c)	0.98	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.88	% (e)	0.75%	0.82%	0.91%	0.36%	0.33%
Portfolio turnover rate	8.29	% (f)	45.78%	16.74%	12.50%	23.34%	17.29%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.78		$16.76	$15.16	$13.43	$16.39	$12.54
Activity From Operations:
Net investment income (loss) (a)(d)	0.01		(0.01)	0.02	0.02	(0.08)	(0.05)
Net gain (loss) from securities (both realized and unrealized)	1.21		1.63	1.98	1.75	(2.55)	3.90
Total from operations	1.22		1.62	2.00	1.77	(2.63)	3.85

Distributions to shareholders from:
Net investment income	—		—	(0.01)	—	—	—
Realized gains	(0.64)		(1.60)	(0.39)	(0.04)	(0.33)	—
Total distributions	(0.64)		(1.60)	(0.40)	(0.04)	(0.33)	—

Net Asset Value, End of Period	$17.36		$16.78	$16.76	$15.16	$13.43	$16.39

Total Return (b)	7.21	% (f)	9.86%	13.38%	13.22%	(16.44)%	30.70%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$48		$48	$58	$53	$43	$113
Ratio of expenses to average net assets,
before reimbursement (c)	1.82	% (e)	1.81%	1.82%	1.83%	1.79%	1.81%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.03	)% (e)	(0.03)%	0.11%	0.16%	(0.47)%	(0.32)%
Portfolio turnover rate	8.29	% (f)	45.78%	16.74%	12.50%	23.34%	17.29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.11		$17.07	$15.42	$13.63	$16.55	$12.62
Activity From Operations:
Net investment income (a)(d)	0.10		0.16	0.16	0.16	0.09	0.09
Net gain (loss) from securities (both realized and unrealized)	1.24		1.65	2.03	1.77	(2.60)	3.94
Total from operations	1.34		1.81	2.19	1.93	(2.51)	4.03

Distributions to shareholders from:
Net investment income	(0.17)		(0.17)	(0.15)	(0.10)	(0.08)	(0.10)
Realized gains	(0.64)		(1.60)	(0.39)	(0.04)	(0.33)	—
Total distributions	(0.81)		(1.77)	(0.54)	(0.14)	(0.41)	(0.10)

Net Asset Value, End of Period	$17.64		$17.11	$17.07	$15.42	$13.63	$16.55

Total Return (b)	7.76	% (g)	10.88%	14.50%	14.26%	(15.64)%	31.98	% (e)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$132,300		$122,110	$123,060	$104,128	$97,239	$110,388
Ratio of expenses to average net assets,
before reimbursement (c)	0.77	% (f)	0.81%	0.82%	0.83%	0.79%	0.81%
net of reimbursement (c)	0.77	% (f)	0.81%	0.82%	0.83%	0.79%	0.81%
Ratio of net investment income to average net assets (c)(d)	1.10	% (f)	0.92%	1.01%	1.08%	0.54%	0.64%
Portfolio turnover rate	8.29	% (g)	45.78%	16.74%	12.50%	23.34%	17.29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$19.51		$19.04	$16.98	$14.80	$18.03	$13.38
Activity From Operations:
Net investment income (a)(d)	0.06		0.11	0.13	0.13	0.06	0.05
Net gain (loss) from securities (both realized and unrealized)	1.46		1.86	2.38	2.23	(3.11)	4.83
Total from operations	1.52		1.97	2.51	2.36	(3.05)	4.88

Distributions to shareholders from:
Net investment income	(0.08)		(0.11)	(0.10)	(0.03)	(0.03)	(0.06)
Realized gains	(0.89)		(1.39)	(0.35)	(0.15)	(0.15)	(0.17)
Total distributions	(0.97)		(1.50)	(0.45)	(0.18)	(0.18)	(0.23)

Net Asset Value, End of Period	$20.06		$19.51	$19.04	$16.98	$14.80	$18.03

Total Return (b)	7.71	% (f)	10.50%	15.01%	15.12%	(17.16)%	36.65%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$757		$685	$411	$295	$244	$138
Ratio of expenses to average net assets,
before reimbursement (c)	1.01	% (e)	1.16%	1.19%	1.20%	1.14%	1.25%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.54	% (e)	0.56%	0.75%	0.81%	0.37%	0.33%
Portfolio turnover rate	5.97	% (f)	44.59%	15.87%	6.41%	16.46%	17.27%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.50		$18.17	$16.25	$14.22	$17.43	$12.99
Activity From Operations:
Net investment income (loss) (a)(d)	0.04		(0.03)	(0.20)	0.02	(0.10)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	1.33		1.76	2.47	2.16	(2.96)	4.67
Total from operations	1.37		1.73	2.27	2.18	(3.06)	4.61

Distributions to shareholders from:
Net investment income	—		(0.01)	—	—	—	—
Realized gains	(0.89)		(1.39)	(0.35)	(0.15)	(0.15)	(0.17)
Total distributions	(0.89)		(1.40)	(0.35)	(0.15)	(0.15)	(0.17)

Net Asset Value, End of Period	$18.98		$18.50	$18.17	$16.25	$14.22	$17.43

Total Return (b)	7.32	% (f)	9.65%	14.14%	14.28%	(17.76)%	35.64%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11		$9	$5	$268	$160	$293
Ratio of expenses to average net assets,
before reimbursement (c)	1.75	% (e)	1.94%	1.94%	1.95%	1.89%	2.00%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.37	% (e)	(0.18)%	(1.25)%	0.11%	(0.59)%	(0.41)%
Portfolio turnover rate	5.97	% (f)	44.59%	15.87%	6.41%	16.46%	17.27%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$19.11		$18.69	$16.69	$14.56	$17.75	$13.19
Activity From Operations:
Net investment income (a)(d)	0.19		0.13	0.15	0.15	0.07	0.08
Net gain (loss) from securities (both realized and unrealized)	1.31		1.83	2.34	2.20	(3.04)	4.74
Total from operations	1.50		1.96	2.49	2.35	(2.97)	4.82

Distributions to shareholders from:
Net investment income	(0.12)		(0.15)	(0.14)	(0.07)	(0.07)	(0.09)
Realized gains	(0.89)		(1.39)	(0.35)	(0.15)	(0.15)	(0.17)
Total distributions	(1.01)		(1.54)	(0.49)	(0.22)	(0.22)	(0.26)

Net Asset Value, End of Period	$19.60		$19.11	$18.69	$16.69	$14.56	$17.75

Total Return (b)	7.77	% (e)	10.67%	15.18%	15.29%	(17.01)%	36.79%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$64,831		$57,423	$55,650	$45,303	$39,135	$41,984
Ratio of expenses to average net assets,
before reimbursement (c)	0.81	% (f)	0.90%	0.94%	0.95%	0.89%	1.00%
net of reimbursement (c)	0.83	% (f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	1.89	% (f)	0.67%	0.87%	0.94%	0.41%	0.50%
Portfolio turnover rate	5.97	% (e)	44.59%	15.87%	6.41%	16.46%	17.27%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open -end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus the following sales charges:

Amount Invested	Sales Charge
Less than $50,000	5.00%
$50,000 but less than $100,000	4.75%
$100,000 to $249,999	3.75%
$250,000 to $499,999	2.50%
$500,000 to $999,999	2.00%
$1,000,000 and above	None

Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager and the chief financial officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale. such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short -term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party Consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective NAVs as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,891,453	$—	$—	$9,891,453
Short-Term Investment	98,809	—	—	98,809
Total	$9,990,262	$—	$—	$9,990,262

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$60,326,637	$—	$—	$60,326,637
Short-Term Investment	1,493,295	—	—	1,493,295
Total	$61,819,932	$—	$—	$61,819,932

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$177,415,914	$—	$—	$177,415,914
Short-Term Investment	1,780,647	—	—	1,780,647
Total	$179,196,561	$—	$—	$179,196,561

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$129,860,231	$—	$—	$129,860,231
Short-Term Investment	3,124,899	—	—	3,124,899
Total	$132,985,130	$—	$—	$132,985,130

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$63,438,558	$—	$—	$63,438,558
Short-Term Investment	2,201,998	—	—	2,201,998
Total	$65,640,556	$—	$—	$65,640,556

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended June 30,2025, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$336,730	$773,279
Ladenburg Income & Growth Fund	3,342,184	4,043,399
Ladenburg Growth & Income Fund	11,247,740	10,867,851
Ladenburg Growth Fund	10,525,919	10,555,472
Ladenburg Aggressive Growth Fund	7,060,069	3,634,845

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and the Advisor, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2025, the advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$25,714
Ladenburg Income & Growth Fund	153,587
Ladenburg Growth & Income Fund	443,684
Ladenburg Growth Fund	323,719
Ladenburg Aggressive Growth Fund	157,914

The Advisor contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2026, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the Advisor)) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2025, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$40,505
Ladenburg Income & Growth Fund	184
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	17
Ladenburg Aggressive Growth Fund	109

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2025, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2026	June 30, 2027	June 30, 2028
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$76,129	$93,462	$91,618	$261,209
Ladenburg Income & Growth Fund	9,444	28,771	31,871	70,086
Ladenburg Growth & Income Fund	381	70	362	813
Ladenburg Growth Fund	557	478	315	1,350
Ladenburg Aggressive Growth Fund	42,365	48,329	30,147	120,841

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2025, the Funds were charged pursuant to the Plans, as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$325	$—
Ladenburg Income & Growth Fund	469	572
Ladenburg Growth & Income Fund	2,309	23
Ladenburg Growth Fund	727	247
Ladenburg Aggressive Growth Fund	904	51

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2025, the Distributor received $0, $4,277, $30, $1,528 and $1,822 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $0, $677, $5, $226, and $274 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”) - UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2025.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2025, National Financial Services held 44.09%, 52.92%, 57.97%, 48.81% and 57.88% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	9,657,476	833,999	(501,213)	$332,786
Ladenburg Income & Growth Fund	54,225,891	9,194,436	(1,600,395)	7,594,041
Ladenburg Growth & Income Fund	141,210,968	40,179,217	(2,193,624)	37,985,593
Ladenburg Growth Fund	99,450,584	33,534,546	—	33,534,546
Ladenburg Aggressive Growth Fund	49,123,665	16,529,028	(12,137)	16,516,891

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 was as follows:

	For the year ended June 30, 2025:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$301,163	$232,745	$—	$533,908
Ladenburg Income & Growth Fund	1,324,434	4,184,773	—	5,509,207
Ladenburg Growth & Income Fund	2,720,152	11,970,075	—	14,690,227
Ladenburg Growth Fund	1,220,425	10,490,150	—	11,710,575
Ladenburg Aggressive Growth Fund	448,266	3,848,972	—	4,297,238

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

	For the year ended June 30, 2024:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$274,473	$—	$—	$274,473
Ladenburg Income & Growth Fund	1,138,702	—	—	1,138,702
Ladenburg Growth & Income Fund	2,252,262	2,992,541	—	5,244,803
Ladenburg Growth Fund	1,042,895	2,622,704	—	3,665,599
Ladenburg Aggressive Growth Fund	390,916	972,340	—	1,363,256

As of June 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings (Losses)
Ladenburg Income Fund	$11,454	$—	$(39,550)	$—	$174,152	$146,056
Ladenburg Income & Growth Fund	162,927	679,699	—	—	5,848,833	6,691,459
Ladenburg Growth & Income Fund	514,845	2,628,211	—	—	30,322,990	33,466,046
Ladenburg Growth Fund	638,853	3,266,927	—	—	27,715,716	31,621,496
Ladenburg Aggressive Growth Fund	325,131	2,644,930	—	—	12,777,424	15,747,485

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post
October
Fund	Losses
Ladenburg Income Fund	$39,550
Ladenburg Income & Growth Fund	—
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	—

Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$—	$—	$—	$361,797
Ladenburg Income & Growth Fund	—	—	—	—
Ladenburg Growth & Income Fund	—	—	—	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—	—

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
December 31, 2025

During the fiscal year ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2025, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	243,159	(243,159)
Ladenburg Growth & Income Fund	772,616	(772,616)
Ladenburg Growth Fund	1,036,950	(1,036,950)
Ladenburg Aggressive Growth Fund	475,679	(475,679)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and the Ladenburg Aggressive Growth Fund currently seek to achieve their investment objectives by investing a portion of their assets in the Schwab U.S. Large-Cap Value ETF, (the “Value ETF”). The Funds may may redeem their investment in the Value ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of Value ETF. The financial statements of the Value ETF, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2025, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Value ETF was 25.9% and 26.8%, respectively.

9.	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements for the six months ended December 31, 2025.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Ladenburg Thalmann Asset Management. Inc. - Adviser to Ladenburg Aggressive Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Income & Growth Fund & Ladenburg Income Fund*

In connection with the regular meeting held on December 17-18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“LTAM”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Income Fund (“Ladenburg Income”), and Ladenburg Income & Growth Fund (“Ladenburg Income & Growth”) (each a “Fund” and collectively the “Funds”). In considering the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel and fund counsel throughout the agreement review process. The Trustees relied upon the advice of independent legal counsel and fund counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that LTAM was established in 1982 and managed approximately $6.9 billion in assets for individuals, foundations, endowments and retirement plans. The Trustees considered the background information of the key investment personnel responsible for the Funds, taking into consideration their education and financial industry experience and noting there had been no recent changes to such personnel. The Trustees noted that LTAM set target allocations for each Fund among equity, fixed income, and alternatives depending on such Fund’s long-term objectives, and rebalanced each Fund’s holdings to meet the target allocation as market conditions changed or subscriptions and redemptions occurred. The Trustees further observed that LTAM managed risk through the application of macroeconomic theory, the diversification of the Fund’s holdings across asset classes, and the selection of investments with low correlation to one another. The Trustees noted that LTAM executed trades through an affiliated broker-dealer, citing cost-effectiveness and access to the affiliated broker-dealer’s research. The Trustees agreed that LTAM had a robust and experienced investment team and access to ample research and technology to support the Funds’ investment process. The Trustees concluded that they expected LTAM to continue providing high quality service to the Funds for the benefit of their respective shareholders.

Performance. The Trustees observed that each Fund’s returns were generally in line with the Morningstar category and peer-group medians over the prior one-year, three-year, five-year, and since-inception periods. Additional fund-specific observations are summarized below.

Ladenburg Aggressive. The Trustees noted that the Fund’s since-inception return was 9.33% and that its rolling 12-month return fell within the bottom two quartiles 66% of the time. The Trustees concluded that the Fund’s performance was adequate.

Ladenburg Growth. The Trustees noted that the Fund’s since-inception rate of return was 8.35% and that its rolling 12-month return fell within the bottom two quartiles more than 70% of the time. The Trustees concluded that the Fund’s performance was adequate.

Ladenburg Growth & Income. The Trustees noted that the Fund’s since-inception rate of return was 6.77% and that income as a percentage of average assets was 1.56%. The Fund’s rolling 12 -month return fell within the bottom two quartiles 80% of the time. The Trustees concluded that the Fund’s performance was acceptable.

Ladenburg Income. The Trustees noted that the Fund’s yield was 2.93% and that the since-inception rate of return was 3.34%. The Fund’s rolling 12-month return fell within the bottom two quartiles 74% of the time. The Trustees concluded that the Fund’s performance was acceptable.

Ladenburg Income & Growth. The Trustees noted that the Fund’s since-inception rate of return was 5.02% and that income generated was 2.19%. The Fund’s rolling 12- month return fell within the bottom two quartiles more than 75% of the time. The Trustees concluded that Fund’s performance was acceptable.

Fees and Expenses.

Ladenburg Aggressive. The Trustees noted that LTAM charged the Fund an annual advisory fee of 0.50%, which was higher than the Morningstar category average and lower than the peer group average. The Trustees further noted that the Fund’s net expense ratio of 0.85% was above the Morningstar category average and marginally higher than the peer group average. The Trustees acknowledged that the LTAM believed the fee was reasonable based on resources dedicated to the Fund on research and due diligence. The Trustees noted that the average net assets of the peer group were significantly higher than the Fund’s net assets and the LTAM’s representation that the average expenses of the peer group reflected substantial economies of scale. The Trustees concluded that the Fund’s fees and expenses were not unreasonable.

Ladenburg Growth . The Trustees noted that the LTAM charged the Fund an annual advisory fee of 0.50%, which was above the Morningstar category average and below the peer group average. The Trustees further noted that the Fund’s net expense ratio of 0.81% was above the category and below the peer group average, but within the range for each of the peer group and the Morningstar category. The Trustees acknowledged that the LTAM believed the fee was reasonable based on resources dedicated to the Fund on research and due diligence. The Trustees noted that the average net assets of the peer group were significantly higher than the Fund’s net assets and the LTAM’s representation that the average expenses of the peer group reflected substantial economies of scale. The Trustees concluded that the Fund’s fees and expenses were not unreasonable.

Ladenburg Growth & Income. The Trustees observed that LTAM charged the Fund an annual advisory fee of 0.50%, which was above the Morningstar category median and below the peer group median. The Trustees further observed that the Fund had a net expense ratio of 0.79%, which was above the Morningstar category median and equal to the peer group median. The Trustees acknowledged that the LTAM believed the fee was reasonable based on resources dedicated to the Fund on research and due diligence. The Trustees noted that the average net assets of the peer group were significantly higher than the Fund’s net assets and the LTAM’s representation that the average expenses of the peer group reflected substantial economies of scale. The Trustees concluded that the Fund’s fees and expenses were not unreasonable.

Ladenburg Income. The Trustees observed that LTAM charged the Fund an annual advisory fee of 0.50%, which was above the Morningstar category median and below the peer group median. The Trustees also observed that the Fund’s net expense ratio of 0.85% was above the Morningstar category median and below the peer group median. The Trustees acknowledged that the LTAM believed the fee was reasonable based on resources dedicated to the Fund on research and due diligence. The Trustees noted that the average net assets of the peer group were significantly higher than the Fund’s net assets and the LTAM’s representation that the peer group average reflected substantial economies of scale. The Trustees concluded that the Fund’s fees and expenses were not unreasonable.

Ladenburg Income & Growth. The Trustees noted that the Fund was charged an annual advisory fee of 0.50%, which was above the Morningstar category median and lower than the peer group median. The Trustees also noted that the Fund’s net expense ratio of 0.85% was above the Morningstar category median and the peer group median. The Trustees considered that the average net assets of the peer group were substantially higher than the Fund’s net assets and the LTAM’s representation that the peer group averages reflected significant economies of scale. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered whether LTAM had realized economies of scale in its advising of the Funds. The Trustees acknowledged LTAM’s representation that it had not yet achieved economies of scale with respect to any of the Funds, observing that each Fund was not yet at a size where the LTAM can accurately estimate when economies of scale would be achieved, particularly considering the increased regulatory responsibilities of the LTAM.

Profitability. The Trustees reviewed the profitability of LTAM’s advisory relationships with each Ladenburg Fund. Based on the profitability analyses, the Trustees noted that LTAM recorded a loss in connection with Ladenburg Income. The Trustees further noted that LTAM realized modest profits from its advisory relationships with the other Ladenburg Funds. In evaluating those profits, the Trustees considered both absolute dollar amounts and profit margins and took into account LTAM’s representation that such profitability was reasonable in light of LTAM’s long-standing record of meeting each Fund’s investment objective and delivering value to shareholders. Following this review, the Trustees concluded that LTAM’s advisory relationships with the Ladenburg Funds were not excessively profitable.

Conclusion. With the advice of counsel, the Trustees determined that renewal of the advisory agreement between NLFT and LTAM for the Funds was in the best interests of each Fund and its shareholders after requesting and receiving information from LTAM that they considered reasonably necessary to evaluate the advisory agreement.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of each Fund.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-803-6583.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
640 5th Avenue, 4th Floor
New York, NY 10019

ADMINISTRATOR
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-SA25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name: Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 3/10/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 3/10/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer
Date: 3/10/2026